Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

15 Inventories

Inventories are summarized as follows:

	000000	000000
	2010	2011
Raw materials (1)	68	69
Work in process (1)	361	415
Finished goods	84	134

	513	618

(1)	Supplies have been reclassified from raw materials to work in process.

The portion of the finished goods stored at customer locations under consignment amounted to $15 million as of December 31, 2011 (2010: $19 million).

The amounts recorded above are net of an allowance for obsolescence.

The changes in the allowance for obsolescence are as follows:

	000000	000000	000000
	2009	2010	2011
Balance as of January 1,	83	107	86
Additions charged to income	67	44	35
Deductions from allowance	(33)	(35)	(57)
Other movements(1)	(10)	(30)	(2)

Balance as of December 31	107	86	62

1)	Includes the effect of translation differences and acquisition and divestments (referred to as consolidation changes).